SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	152,888,508	150,051,470	150,919,211	150,152,918
Series A Preferred Stock [Member]
Total	149,892,000	149,892,000	149,892,000	150,000,000
Stock Options [Member]
Total	2,838,067	1,029	867,237	2,121
Warrant [Member]
Total	158,441	158,441	159,974	146,842
Convertible Notes [Member]
Total
Series B Preferred Stock [Member]
Total				3,955